Significant changes in the current reporting period	6 Months Ended
Jun. 30, 2024
Corporate information and statement of IFRS compliance [abstract]
Significant changes in the current reporting period	General information
Alvotech (the “Parent” or the “Company” or “Alvotech”) is a Luxembourg public limited company (société anonyme) incorporated and existing under the laws of the Grand Duchy of Luxembourg, having its registered office at 9, rue de Bitbourg, L-1273 Luxembourg, Grand Duchy of Luxembourg and is registered with the Luxembourg Trade and Companies’ Register under number B 258884. The Company was incorporated on 23 August 2021. These consolidated financial statements were approved by the Group’s Board of Directors, and authorized for issue, on 15 August 2024.
The Company and its subsidiaries (collectively referred to as the “Group”) are a global biotech company specialized in the development and manufacture of biosimilar medicines for patients worldwide. The Group has commercialized a certain biosimilar product and has multiple biosimilar molecules.
1.2 Information about shareholders
Significant shareholders of the Company are Aztiq Pharma Partners S.à r.l. (Aztiq) and Alvogen Lux Holdings S.à r.l. (Alvogen), with 36.2% and 32.2% ownership interest as of 30 June 2024, respectively. The remaining 31.6% ownership interest is held by various entities, with no single shareholder holding more than 2.4% ownership interest as of 30 June 2024.
1.3 Going concern
The Group has primarily funded its operations with proceeds from the issuance of ordinary shares and the issuance of loans and borrowings to both related parties and third parties. The Group has also incurred recurring losses since its inception, including net losses of $153.5 million and $86.9 million for the six months ended 30 June 2024 and 2023, respectively, and had an accumulated deficit of $2,359.3 million as of 30 June 2024 and $2,205.8 million as of 31 December 2023. The Group has not generated positive operational cash flow, largely due to the continued focus on biosimilar product development and expansion efforts.
As of 30 June 2024, the Group had cash and cash equivalents, excluding restricted cash, of $10.9 million and current assets less current liabilities of ($917.3) million.
On 26 February 2024, Alvotech announced it had received and accepted an offer from investors outside the U.S. for the sale of 10,127,132 Ordinary Shares, for an approximate gross value of $166 million, at a purchase price of $16.41 per share, or ISK 2,250, at the foreign exchange rate on 23 February 2024. The shares were to be delivered to investors from previously issued treasury shares held by Alvotech´s subsidiary Alvotech Manco. As of 30 June 2024, the settlement of the sale offers resulted in 9,213,333 Ordinary Shares delivered to investors upon the payment of $150.5 million, the net proceeds of the transaction totaling $144 million.
During the first quarter 2024, holders of the OACB Warrants exercised their warrant rights for an exercise price of $11.50 for the rights to one Ordinary Share per warrant. The exercises resulted in the issuance of 419,660 Ordinary Shares and cash proceeds of $4.8 million. The Company recognized the transaction as an extinguishment of the derivative financial liabilities. The difference between the equity issued and carrying value of the derivative financial liabilities was recognized in the consolidated statements of profit or loss and other comprehensive income or loss.
On 17 April 2024, the Company signed an agreement with Quallent Pharmaceuticals whereby Alvotech will manufacture AVT02, its high-concentration interchangeable biosimilar to Humira, for Quallent Pharmaceuticals, in alignment with its U.S. commercialization agreement with Teva. The interchangeable biosimilar will be distributed under Quallent's private label.
On 21 May 2024, the Company announced its collaboration with Dr. Reddy's Laboratories SA, for the commercialization of AVT03, a biosimilar candidate to Prolia and Xgeva in the U.S., Europe and UK. Dr. Reddy’s commercialization rights are exclusive for the U.S., and semi-exclusive for Europe and the UK.
On 7 June 2024, the Company entered into a senior secured first lien term loan facility of $965 million in two tranches, led by GoldenTree Asset Management (the "Facility"), with participation from other institutional investors, enabling the Company to improve cost capital, address upcoming debt maturities in 2025 and add incremental cash to the balance sheet. The Facility matures in June 2029 and was funded in July 2024.
On 11 June 2024, the Company extended its partnership with Stada to cover AVT03, its clinical-stage biosimilar candidate for Prolio and Xgeva. Stada will assume marketing license for AVT03 in Europe through semi-exclusive rights, including Switzerland and the UK, as well as exclusive rights in selected markets in Central Asia and the Middle East. In parallel with the commercial agreement for AVT03, the two partners have agreed to extend Stada’s commercial rights to AVT02 and AVT04, the biosimilars to Humira and Stelara, to Commonwealth of Independent States (CIS) countries in Central Asia. Alvotech will also regain commercial rights from Stada to AVT06, a proposed biosimilar to Eylea.
On 18 June 2024, the Company entered into an exclusive partnership agreement with Advanz Pharma regarding the supply and commercialization of AVT06, its proposed biosimilar to Eylea in Europe, except for Germany and France where the rights are semi-exclusive.
On 26 June 2024, the Company announced that all holders of the Tranche A and some holders of the Tranche B of the 2022 Convertible Bonds exercised their right to conversion into ordinary shares at the fixed conversion price of $10.00 per share on the last scheduled conversion date prior to maturity, which is 1 July 2024. Based on the current exchange rate, a total of approximately 22.1 million new shares were issued on 1 July 2024, corresponding to approximately $221.1 million of aggregate value of these bonds with accrued interest. The holders of the 2022 Convertible Bonds that did not exercised their right to conversion obtained repayment from the Group in July 2024 upon settlement of the Facility.

Based on the cash on hand, funding received, and projected future cash flows, management concluded that the Group has the ability to continue as a going concern for at least one year after the date that the unaudited consolidated interim financial statements are issued. As such, the consolidated financial statements have been prepared on a going concern basis. Management continues to pursue the funding plans as described above, however there is no assurance that the Group will be successful in obtaining sufficient funding on terms acceptable to the Group to fund continuing operations, if at all. If financing is obtained, the terms of such financing may adversely affect the holdings or the rights of the Group’s shareholders. The ability to obtain funding, therefore, is outside of management’s control and is a material uncertainty that may cast significant doubt upon the Group’s ability to continue as a going concern.
Significant changes in the current reporting period
The financial position and performance of the Group was impacted by the following events and transactions during the six months ended 30 June 2024:
On 15 February 2024, the Company announced it has reached settlement agreements with Johnson & Johnson in Japan, Canada and in the EEA for AVT04, a biosimilar to Stelara (ustekinumab). Regulatory approval for AVT04 in these markets has already been granted. The FDA approved AVT04 for the U.S. in April 2024 enabling a commercialization starting on or after 21 February 2025. Alvotech's commercialization partner in Canada, Jamp Pharma, launched AVT04 in Canada on March 1, 2024. Launch of AVT04 in Japan started in May 2024, after the upcoming round of National Health Insurance reimbursement price listings. Entry to the first European markets is expected as soon as possible after the expiration date of the European Supplementary Protection Certificate (SPC) for Stelara, which is in late July 2024.
On 23 February 2024, the Company announced that the FDA has approved SIMLANDI (adalimumab) injection, the AVT02 interchangeable biosimilar to Humira, for the treatment of adult rheumatoid arthritis, juvenile idiopathic arthritis, adult psoriatic arthritis, adult ankylosing spondylitis, Crohn’s disease, adult ulcerative colitis, adult plaque psoriasis, adult hidradenitis suppurativa and adult uveitis. In 2023, Humira was one of the highest-grossing pharmaceutical products in the world, with sales in the U.S. of nearly $12.2 billion. Teva is Alvotech’s strategic partner for the exclusive commercialization of SIMLANDI in the United States.
On 26 February 2024, Alvotech announced it had received and accepted an offer from investors outside the U.S. for the sale of 10,127,132 Ordinary Shares, for an approximate gross value of $166 million, at a purchase price of $16.41 per share, or ISK 2,250, at the foreign exchange rate on 23 February 2024. The shares were to be delivered to investors from previously issued treasury shares held by Alvotech´s subsidiary Alvotech Manco. As of 30 June 2024, the settlement of the sale offers resulted in 9,213,333 Ordinary Shares delivered to investors upon the payment of $150.5 million, the net proceeds of the transaction totaling $144 million.
On 12 February 2024, the second tranche of OACB Earn Out Shares vested resulting in the issuance of 625,000 Ordinary Shares. The issuance of Ordinary Shares for the second tranche was accounted for as an extinguishment of a financial liability in the consolidated statements of profit or loss and other comprehensive income or loss.
On 12 February 2024, the first tranche of Predecessor Earn Out Shares vested resulting in the issuance of 19,165,000 Ordinary Shares. The issuance of Ordinary Shares for the first tranche was accounted for as an extinguishment of a financial liability in the consolidated statements of profit or loss and other comprehensive income or loss.
During the first quarter 2024, Senior Bond Warrant holders elected to exercise their warrants. As a result, 1,501,599 Ordinary Shares were issued in exchange for the exercising of the penny warrants. The Company received an immaterial amount of cash and recognized the transaction as an extinguishment of the derivative financial liabilities. The difference between the equity issued and carrying value of the derivative financial liabilities was recognized in the consolidated statements of profit or loss and other comprehensive income or loss.
During the first quarter 2024, holders of the OACB Warrants exercised their warrant rights for an exercise price of $11.50 for the rights to one Ordinary Share per warrant. The exercises resulted in the issuance of 419,660 Ordinary Shares and cash proceeds of $4.8 million. The Company recognized the transaction as an extinguishment of the derivative financial liabilities. The difference between the equity issued and carrying value of the derivative financial liabilities was recognized in the consolidated statements of profit or loss and other comprehensive income or loss.
In April 2024, the Company signed an agreement with Quallent Pharmaceuticals whereby Alvotech will manufacture AVT02, its high-concentration interchangeable biosimilar to Humira for Quallent Pharmaceuticals, in alignment with its U.S. commercialization agreement with Teva. The interchangeable biosimilar will be distributed under Quallent's private label.
On 16 April 2024, the Company announced the FDA approval of SELARSDI, its AVT04 biosimilar to Stelara, which is expected to be marketed in the U.S. on or after 21 February 2025, following a settlement agreement with Johnson & Johnson, the manufacturer of Stelara.
On 24 April 2024, the Company announced positive topline results from a confirmatory clinical study for AVT05, a proposed biosimilar for Simponi and Simponi Aria.
On 21 May 2024, the Company announced its collaboration with Dr. Reddy's Laboratories SA, for the commercialization of AVT03, a biosimilar candidate to Prolia and Xgeva in the U.S., Europe and UK. Dr. Reddy’s commercialization rights are exclusive for the U.S., and semi-exclusive for Europe and the UK.
On 7 June 2024, the Company entered into a $965 million Facility, enabling the Company to improve cost capital, address upcoming debt maturities in 2025 and add incremental cash to the balance sheet. The Facility matures in June 2029 and was funded in July 2024. Upon the closing of the Facility, the Company was required to settle its existing debt obligations.
On 11 June 2024, the Company extended its partnership with Stada to cover AVT03, its clinical-stage biosimilar candidate for Prolio and Xgeva. Stada will assume marketing license for AVT03 in Europe through semi-exclusive rights, including Switzerland and the UK, as well as exclusive rights in selected markets in Central Asia and the Middle East. In parallel with the commercial agreement for AVT03, the two partners have agreed to extend Stada’s commercial rights to AVT02 and AVT04, the biosimilars to Humira and Stelara, respectively, to Commonwealth of Independent States (CIS) countries in Central Asia. Alvotech will also regain commercial rights from Stada to AVT06, a proposed biosimilar to Eylea.
On 18 June 2024, the Company entered into an exclusive partnership agreement with Advanz Pharma regarding the supply and commercialization of AVT06, its proposed biosimilar to Eylea in Europe, except for Germany and France where the rights are semi-exclusive.
On 26 June 2024, the Company announced that all holders of the Tranche A and some holders of the Tranche B of the 2022 Convertible Bonds exercised their right to conversion into ordinary shares at the fixed conversion price of $10.00 per share on the last scheduled conversion date prior to maturity, which is 1 July 2024. Based on the current exchange rate, a total of approximately 22.1 million new shares were issued on 1 July 2024, corresponding to approximately $221.1 million of aggregate value of these bonds with accrued interests. The holders of the 2022 Convertible Bonds that did not exercise their right to conversion obtained repayment from the Group in July 2024 upon settlement of the Facility.